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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-10395

                         Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Emerging Markets Local Currency Debt Fund

 Schedule of Investments 1/31/15 (unaudited)

 Principal

 Amount ($)

 CORPORATE BONDS - 35.9%

 Transportation - 1.1%

 Railroads - 1.1%

 RUB

 12,000,000

 Russian Railways via RZD Capital Plc, 8.3%, 4/2/19

 $

 124,902

 Total Transportation

 $

 124,902

 Banks - 18.2%

 Diversified Banks - 16.9%

 TRY

 1,150,000

 Akbank TAS, 7.5%, 2/5/18

 $

 450,012

 BRL

 700,000

 Banco ABC Brasil SA, 8.5%, 3/28/16

 251,305

 CLP

 50,000,000

 Banco Santander Chile, 6.5%, 9/22/20

 78,798

 RUB

 16,000,000

 Export-Import Bank of Korea, 7.55%, 8/27/15

 218,626

 TRY

 270,000

 Export-Import Bank of Korea, 8.2%, 5/31/16

 109,785

 IDR

 1,000,000,000

 Export-Import Bank of Korea, 8.4%, 7/6/16

 78,524

 IDR

 700,000,000

 Inter-American Development Bank, 7.25%, 7/17/17

 55,011

 NGN

 50,000,000

 International Bank for Reconstruction & Development, 10.0%, 10/28/15

 223,418

 COP

 130,000,000

 International Bank for Reconstruction & Development, 4.5%, 8/3/17

 53,992

 BRL

 400,000

 Itau Unibanco Holding SA, 10.5%, 11/23/15

 145,765

 RON

 650,000

 Raiffeisen Bank SA, 5.35%, 5/15/19

 179,114

 TRY

 300,000

 Turkiye Is Bankasi, 0.0%, 11/16/15 (b)

 115,199

 $

 1,959,549

 Regional Banks - 1.3%

 IDR

 2,000,000,000

 JPMorgan Chase Bank NA, 7.7%, 6/1/16

 $

 155,753

 Total Banks

 $

 2,115,302

 Diversified Financials - 7.9%

 Other Diversified Financial Services - 7.9%

 BRL

 700,000

 Banco Safra SA, 10.25%, 8/8/16

 $

 245,955

 ZAR

 6,600,000

 Development Bank of Southern Africa, Ltd., 0.0%, 12/31/27 (b)

 171,784

 INR

 8,000,000

 European Bank for Reconstruction & Development, 5.625%, 3/15/17

 130,253

 IDR

 800,000,000

 European Bank for Reconstruction & Development, 7.25%, 8/22/17

 63,211

 PLN

 870,000

 European Investment Bank, 4.25%, 10/25/22

 279,976

 RUB

 2,000,000

 Federal Grid Co OJS via Federal Grid Finance, Ltd., 8.446%, 3/13/19

 20,860

 $

 912,039

 Total Diversified Financials

 $

 912,039

 Telecommunication Services - 4.0%

 Wireless Telecommunication Services - 4.0%

 MXN

 2,000,000

 America Movil SAB de CV, 6.0%, 6/9/19

 $

 136,315

 MXN

 5,000,000

 America Movil SAB de CV, 6.45%, 12/5/22

 333,592

 $

 469,907

 Total Telecommunication Services

 $

 469,907

 Utilities - 4.7%

 Electric Utilities - 2.6%

 COP

 400,000,000

 Empresas Publicas de Medellin ESP, 8.375%, 2/1/21

 $

 173,934

 ZAR

 2,000,000

 Eskom Holdings SOC, Ltd., 0.0%, 12/31/18 (b)

 121,542

 $

 295,476

 Independent Power Producers & Energy Traders - 2.1%

 COP

 560,000,000

 Emgesa SA ESP, 8.75%, 1/25/21

 $

 246,285

 Total Utilities

 $

 541,761

 TOTAL CORPORATE BONDS

 (Cost $4,555,466)

 $

 4,163,911

 FOREIGN GOVERNMENT BONDS - 56.0%

 BRL

 360,000

 Brazil Notas do Tesouro Nacional Serie F, 10.0%, 1/1/17

 $

 128,873

 BRL

 180,000

 Brazil Notas do Tesouro Nacional Serie F, 10.0%, 1/1/18

 64,280

 BRL

 450,000

 Brazil Notas do Tesouro Nacional Serie F, 10.0%, 1/1/19

 157,355

 BRL

 530,000

 Brazil Notas do Tesouro Nacional Serie F, 10.0%, 1/1/21

 181,636

 BRL

 350,000

 Brazil Notas do Tesouro Nacional Serie F, 10.0%, 1/1/23

 118,147

 COP

 200,000,000

 Colombian TES, 10.0%, 7/24/24

 101,558

 COP

 120,000,000

 Colombian TES, 6.0%, 4/28/28

 44,809

 COP

 300,000,000

 Colombian TES, 7.0%, 5/4/22

 127,576

 ZAR

 3,000,000

 Eskom Holdings SOC, Ltd., 10.0%, 1/25/23

 295,116

 HUF

 14,000,000

 Hungary Government Bond, 6.0%, 11/24/23

 63,771

 HUF

 20,000,000

 Hungary Government Bond, 6.5%, 6/24/19

 85,342

 HUF

 50,000,000

 Hungary Government Bond, 6.75%, 11/24/17

 205,984

 HUF

 40,000,000

 Hungary Government Bond, 7.5%, 11/12/20

 183,612

 IDR

 2,200,000,000

 Indonesia Treasury Bond, 10.0%, 9/15/24

 207,278

 IDR

 2,520,000,000

 Indonesia Treasury Bond, 10.5%, 8/15/30

 256,625

 IDR

 2,720,000,000

 Indonesia Treasury Bond, 11.0%, 9/15/25

 275,919

 IDR

 1,380,000,000

 Indonesia Treasury Bond, 8.25%, 6/15/32

 117,492

 IDR

 1,500,000,000

 Indonesia Treasury Bond, 9.5%, 7/15/31

 142,096

 MYR

 891,000

 Malaysia Government Bond, 3.58%, 9/28/18

 244,628

 MYR

 800,000

 Malaysia Government Bond, 4.16%, 7/15/21

 224,821

 MYR

 800,000

 Malaysia Government Bond, 4.378%, 11/29/19

 226,727

 MYR

 440,000

 Malaysia Government Bond, 4.498%, 4/15/30

 126,285

 MXN

 2,250,000

 Mexican Bonos, 10.0%, 11/20/36

 227,248

 MXN

 2,000,000

 Mexican Bonos, 10.0%, 12/5/24

 182,327

 MXN

 1,000,000

 Mexican Bonos, 6.0%, 6/18/15

 67,656

 MXN

 3,340,000

 Mexican Bonos, 6.5%, 6/10/21

 242,340

 MXN

 1,820,000

 Mexican Bonos, 8.5%, 12/13/18

 139,341

 NGN

 0

 Nigeria Government International Bond, 16.39%, 1/27/22

 0

 PEN

 100,000

 Peru Government Bond, 6.95%, 8/12/31

 37,066

 PEN

 100,000

 Peru Government Bond, 7.84%, 8/12/20

 37,771

 PEN

 200,000

 Peru Government Bond, 8.2%, 8/12/26

 80,477

 PLN

 100,000

 Poland Government Bond, 3.25%, 7/25/25

 30,229

 PLN

 300,000

 Poland Government Bond, 4.0%, 10/25/23

 94,526

 PLN

 100,000

 Poland Government Bond, 4.75%, 10/25/16

 28,476

 PLN

 600,000

 Poland Government Bond, 4.75%, 4/25/17

 173,287

 PLN

 381,000

 Poland Government Bond, 5.0%, 4/25/16

 107,071

 PLN

 300,000

 Poland Government Bond, 5.25%, 10/25/17

 88,961

 RON

 90,000

 Romania Government Bond, 5.85%, 4/26/23

 28,205

 RUB

 5,000,000

 Russian Federal Bond - OFZ, 7.4%, 4/19/17

 62,343

 ZAR

 1,909,425

 South Africa Government Bond - CPI Linked, 2.75%, 1/31/22

 174,166

 ZAR

 1,200,000

 South Africa Government Bond, 6.25%, 3/31/36

 87,681

 ZAR

 2,000,000

 South Africa Government Bond, 6.75%, 3/31/21

 172,288

 ZAR

 1,200,000

 South Africa Government Bond, 7.0%, 2/28/31

 97,908

 ZAR

 600,000

 South Africa Government Bond, 8.0%, 12/21/18

 54,412

 ZAR

 1,000,000

 South Africa Government Bond, 8.25%, 9/15/17

 90,021

 THB

 1,375,000

 Thailand Government Bond, 3.625%, 6/16/23

 45,410

 THB

 3,700,000

 Thailand Government Bond, 5.125%, 3/13/18

 122,695

 THB

 3,637,000

 Thailand Government Bond, 5.625%, 1/12/19

 125,033

 TRY

 43,191

 Turkey Government Bond, 4.5%, 2/11/15

 17,593

 TRY

 100,000

 Turkey Government Bond, 5.0%, 5/13/15

 40,660

 TRY

 70,000

 Turkey Government Bond, 8.5%, 7/10/19

 30,384

 TRY

 150,000

 Turkey Government Bond, 8.5%, 9/14/22

 66,336

 TRY

 105,000

 Turkey Government Bond, 8.8%, 9/27/23

 47,618

 TRY

 260,000

 Turkey Government Bond, 9.0%, 1/27/16

 108,382

 TRY

 30,000

 Turkey Government Bond, 9.5%, 1/12/22

 13,942

 $

 6,501,783

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $8,490,029)

 $

 6,501,783

 Shares

 PURCHASED OPTION - 0.0%+

 100,000

 Call EUR/Put MXN @ 19, 7/20/15

 $

 1,221

 TOTAL PURCHASED OPTION

 (Premiums paid $1,289)

 $

 1,221

 TOTAL INVESTMENT IN SECURITIES - 91.9%

 (Cost $13,046,784) (a)

 $

 10,666,915

 WRITTEN OPTIONS - (0.0)%+

 (50,000)

 Call EUR/Put HUF @ 330, 8/20/15

 $

 (745)

 (200,000)

 Call EUR/Put PLN @ 4.4, 10/22/15

 (3,334)

 (100,000)

 Call EUR/Put MXN @ 19, 7/20/15

 (1,221)

 $

 (5,300)

 TOTAL WRITTEN OPTIONS

 (Premiums received $(8,016))

 $

 (5,300)

 OTHER ASSETS & LIABILITIES - 8.1%

 $

 935,860

 TOTAL NET ASSETS - 100.0%

 $

 11,597,475

 +

 Amount rounds to less than 0.1% or (0.1)%.

 (a)

 At January 31, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $13,046,784 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 223,122

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (2,602,991)

 Net unrealized depreciation

 $

 (2,379,869)

 (b)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 CLP

 Chilean Peso

 COP

 Colombian Peso

 EUR

 Euro

 HUF

 Hungarian Forint

 IDR

 Indonesian Rupiah

 INR

 Indian Rupee

 MXN

 Mexican Peso

 MYR

 Malaysian Ringgit

 NGN

 Nigerian Naira

 PEN

 Peruvian Nuevo Sol

 PLN

 Polish Zloty

 RON

 Romanian Leu

 RUB

 Russian Ruble

 THB

 Thai Baht

 TRY

 Turkish Lira

 ZAR

 South African Rand

 CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit

 Rating (2)

 Expiration Date

 Premiums (Received) Paid

 Net Unrealized Appreciation (Depreciation)

      100,000

 Barclays Bank Plc

 Russian Federation

 1.00%

 BB+

 12/20/15

  $     (1,796)

  $             (2,534)

                    (1)

 The notional amount is the maximum amount that a seller of credit protection would be  obligated to pay upon occurrence of a credit event.

                    (2)

 Based on Standard & Poor’s rating of the issuer.

 INTEREST RATE SWAP AGREEMENTS

 Notional Principal ($) (1)

 Counterparty

 Pay/

 Receive

 Floating Rate

 Annual Fixed Rate

 Expiration Date

 Net Unrealized Appreciation (Depreciation)

 BRL

                                    (52,457)

 Goldman Sachs

 Pay

 BRL-CDI

 10.795%

 1/4/21

 $489

 BRL

                                  (212,403)

 Goldman Sachs

 Pay

 BRL-CDI

 11.025%

 1/2/18

 (1,650)

 COP

                              255,000,000

 Morgan Stanley & Co.

 Pay

 COP-IBR

 OIS-

 Compound

 5.92%

 5/7/24

 522

 ($639)

 BRL-CDI

 Brazil CETIP Interbank Deposit

 COP-IBR-

 OIS-

 Compound

 Colombian Peso Inter-bank Rate Overnight Indexed Swap

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 COP

 Colombian Peso

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Corporate Bonds

$
-

$
4,163,911

$
-

$
4,163,911

 Foreign Government Bonds

-

6,501,783

-

6,501,783

 Purchased Call Option

-

1,221

-

1,221

 Total

$
-

$
10,666,915

$
-

$
10,666,915

 Other Financial Instruments

 Net unrealized depreciation on futures contracts

$
-

$
-

$
-

$
-

 Net unrealized depreciation on forward foreign currency contracts

-

6,910

-

6,910

 Net unrealized depreciation on swap contracts

-

(2,534
)

-

(2,534
)

 Net unrealized appreciation on interest rate swaps

-

(639
)

-

(639
)

 Net unrealized appreciation on written call options

-

2,648

-

2,648

 Total

$
-

$
6,385

$
-

$
6,385

 During the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Global High Yield Fund

 Schedule of Investments 1/31/2015 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 4.1%

 Energy - 0.6%

 Integrated Oil & Gas - 0.1%

 2,770,000

 American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)

 $

 1,800,500

 Oil & Gas Exploration & Production - 0.4%

 5,335,000

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 $

 3,567,781

 4,430,000

 Energy XXI, Ltd., 3.0%, 12/15/18

 1,339,898

 $

 4,907,679

 Oil & Gas Storage & Transportation - 0.1%

 800,000

 Golar LNG, Ltd., 3.75%, 3/7/17

 $

 764,160

 Total Energy

 $

 7,472,339

 Materials - 1.0%

 Construction Materials - 0.8%

 8,300,000

 Cemex SAB de CV, 3.75%, 3/15/18

 $

 9,296,000

 Diversified Metals & Mining - 0.2%

 3,545,787

 Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)

 $

 2,694,798

 Steel - 0.0%†

 EURO

 237,096

 New World Resources NV, 4.0%, 10/7/20 (144A) (4.0% cash, 8.0% PIK) (PIK)

 $

 107,096

 Total Materials

 $

 12,097,894

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 1,250,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 789,844

 Total Capital Goods

 $

 789,844

 Consumer Durables & Apparel - 0.4%

 Homebuilding - 0.4%

 4,640,000

 KB Home, 1.375%, 2/1/19

 $

 4,315,200

 Total Consumer Durables & Apparel

 $

 4,315,200

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Biotechnology - 0.1%

 1,675,000

 ARIAD Pharmaceuticals, Inc., 3.625%, 6/15/19 (144A)

 $

 1,653,016

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,653,016

 Software & Services - 1.1%

 Internet Software & Services - 0.6%

 3,750,000

 WebMD Health Corp., 1.5%, 12/1/20

 $

 3,743,370

 3,485,000

 WebMD Health Corp., 2.5%, 1/31/18

 3,447,972

 $

 7,191,342

 Application Software - 0.5%

 1,945,000

 Citrix Systems, Inc., 0.5%, 4/15/19 (144A)

 $

 2,010,644

 1,025,000

 Mentor Graphics Corp., 4.0%, 4/1/31

 1,240,891

 3,140,000

 Nuance Communications, Inc., 2.75%, 11/1/31

 3,098,788

 $

 6,350,323

 Total Software & Services

 $

 13,541,665

 Technology Hardware & Equipment - 0.1%

 Electronic Components - 0.1%

 1,605,000

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 1,365,253

 Total Technology Hardware & Equipment

 $

 1,365,253

 Semiconductors & Semiconductor Equipment - 0.5%

 Semiconductors - 0.5%

 10,750,000

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

 $

 5,912,500

 535,000

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13 (d)

 5,350

 $

 5,917,850

 Total Semiconductors & Semiconductor Equipment

 $

 5,917,850

 Utilities - 0.2%

 Independent Power Producers & Energy Traders - 0.2%

 2,290,000

 SunPower Corp., 0.875%, 6/1/21 (144A)

 $

 2,000,888

 Total Utilities

 $

 2,000,888

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $60,069,940)

 $

 49,153,949

 PREFERRED STOCKS - 2.6%

 Energy - 0.2%

 Oil & Gas Storage & Transportation - 0.2%

 112,487

 7.62

 NuStar Logistics LP, Floating Rate Note, 1/15/43

 $

 2,930,286

 Total Energy

 $

 2,930,286

 Transportation - 0.2%

 Air Freight & Logistics - 0.2%

 3,428

 CEVA Group Plc, 12/31/14 * (c)

 $

 2,485,423

 Total Transportation

 $

 2,485,423

 Consumer Services - 0.0%†

 Hotels, Resorts & Cruise Lines - 0.0%†

 17,350

 Perseus Holding Corp., 14.0%, 3/31/15

 $

                       -

 Total Consumer Services

 $

                       -

 Banks - 0.4%

 Diversified Banks - 0.4%

 160,000

 7.12

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 4,336,000

 Total Banks

 $

 4,336,000

 Diversified Financials - 1.0%

 Consumer Finance - 1.0%

 3,100

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 3,115,597

 355,600

 8.12

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 9,352,280

 $

 12,467,877

 Total Diversified Financials

 $

 12,467,877

 Insurance - 0.4%

 Reinsurance - 0.4%

 4,070,000

 Pangaea Re., 7/1/18 (Cat Bond) (c)

 $

 4,367,110

 Total Insurance

 $

 4,367,110

 Utilities - 0.4%

 Electric Utilities - 0.4%

 212,000

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 5,406,000

 Total Utilities

 $

 5,406,000

 TOTAL PREFERRED STOCKS

 (Cost $31,301,128)

 $

 31,992,696

 CONVERTIBLE PREFERRED STOCKS - 0.1%

 Energy - 0.1%

 Oil & Gas Exploration & Production - 0.1%

 16,300

 Penn Virginia Corp., 6.0% (Perpetual) (144A)

 $

 959,662

 Total Energy

 $

 959,662

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $1,630,000)

 $

 959,662

 Shares

 COMMON STOCKS - 0.9%

 Materials - 0.1%

 Diversified Metals & Mining - 0.1%

 45,168

 Freeport-McMoRan, Inc.

 $

 759,274

 27,099,676

 Mirabela Nickel, Ltd. *

 611,462

 $

 1,370,736

 Total Materials

 $

 1,370,736

 Capital Goods - 0.1%

 Construction & Engineering - 0.1%

 161,215

 Newhall Land Development LLC *

 $

 574,328

 Total Capital Goods

 $

 574,328

 Commercial Services & Supplies - 0.0%†

 Diversified Support Services - 0.0%†

 63

 IAP Worldwide Services, Inc.

 $

 48,138

 Total Commercial Services & Supplies

 $

 48,138

 Transportation - 0.2%

 Air Freight & Logistics - 0.1%

 1,584

 CEVA Group Plc *

 $

 1,148,146

 Marine - 0.1%

 2,370,345

 Horizon Lines, Inc. *

 $

 1,493,317

 Total Transportation

 $

 2,641,463

 Automobiles & Components - 0.4%

 Automobile Manufacturers - 0.4%

 335,730

 Ford Motor Co.

 $

 4,938,588

 Total Automobiles & Components

 $

 4,938,588

 Consumer Services - 0.0%†

 Hotels, Resorts & Cruise Lines - 0.0%†

 33,046

 Perseus Holding Corp. *

 $

                       -

 Education Services - 0.0%†

 11,492

 Cengage Learning Holdings II LP

 $

 259,145

 Total Consumer Services

 $

 259,145

 Banks - 0.0%†

 Diversified Banks - 0.0%†

 24,638

 BTA Bank JSC (G.D.R.) (144A) *

 $

 14,019

 Total Banks

 $

 14,019

 Diversified Financials - 0.1%

 Specialized Finance - 0.1%

 894

 Panolam Holdings Co. *

 $

 657,984

 Total Diversified Financials

 $

 657,984

 Semiconductors & Semiconductor Equipment - 0.0%†

 Semiconductors - 0.0%†

 158,800

 LDK Solar Co, Ltd. (A.D.R.) *

 $

 13,959

 Total Semiconductors & Semiconductor Equipment

 $

 13,959

 TOTAL COMMON STOCKS

 (Cost $14,779,254)

 $

 10,518,360

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.3%

 Transportation - 0.1%

 Airlines - 0.1%

 1,213,302

 Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17

 $

 1,271,662

 Total Transportation

 $

 1,271,662

 Consumer Services - 0.0%†

 Hotels, Resorts & Cruise Lines - 0.0%†

 360,440

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 $

 362,970

 Total Consumer Services

 $

 362,970

 Banks - 0.5%

 Thrifts & Mortgage Finance - 0.5%

 1,523,000

 Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)

 $

 1,364,689

 1,439,030

 1.14

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34

 1,249,645

 1,430,246

 6.55

 Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)

 1,448,729

 1,000,000

 United Auto Credit Securitization Trust 2013-1, 4.4%, 4/15/19 (144A)

 1,012,817

 663,018

 Westgate Resorts 2014-A LLC, 6.25%, 10/20/26 (144A)

 664,675

 $

 5,740,555

 Total Banks

 $

 5,740,555

 Diversified Financials - 0.7%

 Other Diversified Financial Services - 0.2%

 6,806,200

 0.65

 Aircraft Finance Trust, Floating Rate Note, 5/15/24

 $

 2,382,170

 Specialized Finance - 0.5%

 737,115

 0.60

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 $

 442,269

 8,462,770

 0.56

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 5,077,662

 $

 5,519,931

 Total Diversified Financials

 $

 7,902,101

 TOTAL ASSET BACKED SECURITIES

 (Cost $16,304,272)

 $

 15,277,288

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%

 Materials - 0.4%

 Forest Products - 0.4%

 4,315,000

 TimberStar Trust 1, 7.5296%, 10/15/36 (144A)

 $

 4,509,891

 Total Materials

 $

 4,509,891

 Banks - 1.3%

 Thrifts & Mortgage Finance - 1.3%

 1,480,000

 5.96

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 $

 1,404,220

 455,000

 5.96

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 394,443

 1,502,000

 5.14

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)

 1,553,062

 9,000,000

 7.08

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/35 (144A)

 4,931,910

 1,175,000

 3.62

 EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)

 1,177,818

 840,000

 4.92

 EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/8/31 (144A)

 824,643

 900,829

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 884,254

 2,100,000

 6.01

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51

 2,145,686

 2,176,711

 2.53

 JP Morgan Mortgage Trust 2005-A1, Floating Rate Note, 2/25/35

 2,109,409

 775,000

 5.95

 Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46

 806,485

 $

 16,231,930

 Total Banks

 $

 16,231,930

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $23,851,619)

 $

 20,741,821

 CORPORATE BONDS - 77.0%

 Energy - 11.4%

 Oil & Gas Drilling - 0.3%

 3,765,000

 Unit Corp., 6.625%, 5/15/21

 $

 3,539,100

 Oil & Gas Equipment & Services - 0.2%

 1,860,000

 Calfrac Holdings LP, 7.5%, 12/1/20 (144A)

 $

 1,590,300

 Integrated Oil & Gas - 0.1%

 1,155,000

 American Energy-Permian Basin LLC, 7.375%, 11/1/21 (144A)

 $

 854,700

 MXN

 8,650,000

 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)

 596,336

 $

 1,451,036

 Oil & Gas Exploration & Production - 8.1%

 2,165,000

 Bonanza Creek Energy, Inc., 5.75%, 2/1/23

 $

 1,818,600

 1,270,000

 Bonanza Creek Energy, Inc., 6.75%, 4/15/21

 1,136,650

 2,830,000

 BreitBurn Energy Partners LP, 7.875%, 4/15/22

 1,811,200

 2,000,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 1,950,000

 2,596,000

 Chaparral Energy, Inc., 7.625%, 11/15/22

 1,505,680

 4,240,000

 Comstock Resources, Inc., 7.75%, 4/1/19

 2,162,400

 2,000,000

 Comstock Resources, Inc., 9.5%, 6/15/20

 1,020,000

 3,695,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 3,251,600

 13,700,000

 EP Energy LLC, 9.375%, 5/1/20

 13,802,750

 4,980,000

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 3,274,350

 3,260,000

 GeoPark Latin America, Ltd. Agencia en Chile, 7.5%, 2/11/20 (144A)

 2,359,034

 4,990,000

 Gulfport Energy Corp., 7.75%, 11/1/20

 4,952,575

 7,825,000

 Halcon Resources Corp., 8.875%, 5/15/21

 5,203,625

 3,790,000

 Hilcorp Energy I LP, 5.0%, 12/1/24 (144A)

 3,411,000

 3,135,000

 Jupiter Resources, Inc., 8.5%, 10/1/22 (144A)

 2,351,250

 1,000,000

 KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)

 875,060

 5,215,000

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 5,306,262

 595,000

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

 337,662

 3,225,000

 Memorial Production Partners LP, 6.875%, 8/1/22 (144A)

 2,741,250

 3,000,000

 Memorial Production Partners LP, 7.625%, 5/1/21

 2,692,500

 1,525,000

 Memorial Resource Development Corp., 5.875%, 7/1/22 (144A)

 1,387,750

 2,800,000

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

 1,449,000

 2,840,000

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 2,591,500

 7,570,000

 Pacific Rubiales Energy Corp., 5.375%, 1/26/19 (144A)

 4,977,275

 6,995,000

 Rosetta Resources, Inc., 5.875%, 6/1/22

 6,575,300

 1,935,000

 Rosetta Resources, Inc., 5.875%, 6/1/24

 1,765,688

 3,765,000

 Sanchez Energy Corp., 6.125%, 1/15/23 (144A)

 3,332,025

 1,500,000

 Sanchez Energy Corp., 7.75%, 6/15/21

 1,455,000

 1,650,000

 SM Energy Co., 6.5%, 1/1/23

 1,617,000

 3,800,000

 Stone Energy Corp., 7.5%, 11/15/22

 3,306,000

 2,410,000

 Swift Energy Co., 8.875%, 1/15/20

 843,500

 3,020,000

 Talos Production LLC, 9.75%, 2/15/18 (144A)

 2,597,200

 CAD

 1,775,000

 Trilogy Energy Corp., 7.25%, 12/13/19 (144A)

 1,287,550

 1,850,000

 Ultra Petroleum Corp., 5.75%, 12/15/18 (144A)

 1,692,750

 1,245,000

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 1,083,150

 $

 97,924,136

 Oil & Gas Refining & Marketing - 0.3%

 4,025,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21 (144A)

 $

 3,481,625

 Oil & Gas Storage & Transportation - 1.6%

 2,790,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 $

 2,895,183

 950,000

 3.25

 Energy Transfer Partners LP, Floating Rate Note, 11/1/66

 836,000

 1,230,000

 Gibson Energy, Inc., 6.75%, 7/15/21 (144A)

 1,240,762

 NOK

 12,000,000

 6.84

 Golar LNG Partners LP, Floating Rate Note, 10/12/17

 1,568,404

 4,000,000

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 4,005,000

 4,350,000

 Targa Resources Partners LP, 4.25%, 11/15/23

 4,067,250

 5,188,202

 Transportadora de Gas del Sur SA, 9.625%, 5/14/20 (144A)

 5,084,437

 $

 19,697,036

 Coal & Consumable Fuels - 0.8%

 315,000

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 85,050

 11,063,000

 Berau Capital Resources Pte, Ltd., 12.5%, 7/8/15 (144A) (d)

 6,361,225

 3,750,000

 Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A) (d)

 1,818,750

 1,900,000

 Indo Energy Finance II BV, 6.375%, 1/24/23 (144A)

 1,244,500

 4,435,000

 James River Coal Co., 7.875%, 4/1/19 (d)

 5,544

 $

 9,515,069

 Total Energy

 $

 137,198,302

 Materials - 7.2%

 Commodity Chemicals - 1.0%

 EURO

 2,500,000

 KP Germany Erste GmbH, 11.625%, 7/15/17 (144A)

 $

 3,066,139

 9,820,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 9,672,700

 $

 12,738,839

 Specialty Chemicals - 0.4%

 EURO

 4,325,000

 INEOS Group Holdings SA, 5.75%, 2/15/19 (144A)

 $

 4,774,116

 Construction Materials - 0.1%

 600,000

 Cemex Finance LLC, 6.0%, 4/1/24 (144A)

 $

 564,900

 820,000

 Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)

 811,800

 $

 1,376,700

 Metal & Glass Containers - 2.0%

 3,355,000

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 3,388,550

 EURO

 417,028

 Ardagh Finance Holdings SA, 8.375%, 6/15/19 (0.00% cash, 8.375% PIK) (144A) (PIK)

 461,510

 3,089,777

 Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)

 3,078,190

 423,529

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 416,647

 EURO

 2,100,000

 Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)

 2,525,568

 2,400,000

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 2,439,000

 7,490,000

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 7,639,800

 3,785,000

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 4,021,562

 $

 23,970,827

 Diversified Metals & Mining - 1.5%

 6,210,000

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 4,905,900

 10,175,000

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 1,475,375

 4,000,000

 MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)

 3,490,800

 1,560,000

 Prince Mineral Holding Corp., 12.0%, 12/15/19 (144A)

 1,591,200

 8,263,000

 Vedanta Resources Plc, 8.25%, 6/7/21 (144A)

 7,478,015

 $

 18,941,290

 Precious Metals & Minerals - 0.2%

 1,825,000

 Fresnillo Plc, 5.5%, 11/13/23 (144A)

 $

 1,895,719

 Steel - 1.5%

 2,300,000

 EVRAZ plc, 7.50%, 11/15/19

 $

 1,972,250

 5,296,000

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

 3,972,000

 4,340,000

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 3,591,350

 2,525,000

 Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)

 1,911,728

 2,660,000

 Metalloinvest Finance, Ltd., 6.5%, 7/21/16 (144A)

 2,513,700

 8,350,000

 Metinvest BV, 8.75%, 2/14/18 (144A)

 3,757,500

 EURO

 101,612

 0.00

 New World Resources NV, Floating Rate Note, 10/7/20

 18,359

 EURO

 135,483

 0.00

 New World Resources NV, Floating Rate Note, 10/7/20

 59,668

 $

 17,796,555

 Paper Products - 0.5%

 2,025,000

 Mercer International, Inc., 7.0%, 12/1/19 (144A)

 $

 2,065,500

 3,735,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 3,566,925

 $

 5,632,425

 Total Materials

 $

 87,126,471

 Capital Goods - 4.7%

 Aerospace & Defense - 0.3%

 243,000

 Bombardier, Inc., 6.0%, 10/15/22

 $

 229,028

 1,335,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 1,282,000

 2,433,000

 DynCorp International, Inc., 10.375%, 7/1/17

 2,189,700

 $

 3,700,728

 Building Products - 0.5%

 6,750,000

 Griffon Corp., 5.25%, 3/1/22

 $

 6,480,000

 Construction & Engineering - 1.7%

 EURO

 640,000

 Abengoa Finance SAU, 6.0%, 3/31/21 (144A)

 $

 657,675

 4,400,000

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 4,345,000

 6,900,000

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 7,020,750

 2,230,000

 Dycom Investments, Inc., 7.125%, 1/15/21

 2,319,200

 6,450,000

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)

 4,637,550

 8,764,000

 OAS Investments GmbH, 8.25%, 10/19/19 (144A) (d)

 1,095,500

 $

 20,075,675

 Electrical Components & Equipment - 0.3%

 3,250,000

 General Cable Corp., 5.75%, 10/1/22

 $

 2,632,500

 1,100,000

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 1,089,000

 $

 3,721,500

 Industrial Conglomerates - 0.8%

 5,075,000

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $

 3,996,562

 2,980,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 3,203,500

 2,800,000

 Magnesita Finance, Ltd., 8.625% (Perpetual) (144A)

 2,464,000

 $

 9,664,062

 Construction & Farm Machinery & Heavy Trucks - 0.7%

 8,405,000

 Navistar International Corp., 8.25%, 11/1/21

 $

 8,205,381

 Trading Companies & Distributors - 0.4%

 4,365,000

 WESCO Distribution, Inc., 5.375%, 12/15/21

 $

 4,397,738

 Total Capital Goods

 $

 56,245,084

 Commercial Services & Supplies - 0.4%

 Environmental & Facilities Services - 0.3%

 5,080,000

 Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)

 $

 4,064,000

 6,510,000

 Old AII, Inc., 12/15/16 ©

 65

 $

 4,064,065

 Diversified Support Services - 0.1%

 1,475,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $

 1,298,000

 Total Commercial Services & Supplies

 $

 5,362,065

 Transportation - 3.0%

 Airlines - 1.0%

 3,525,000

 Gol LuxCo SA, 8.875%, 1/24/22 (144A)

 $

 3,157,519

 2,050,000

 Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)

 2,126,875

 3,250,000

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 3,375,125

 3,500,000

 United Continental Holdings, Inc., 6.0%, 7/15/26

 3,399,375

 $

 12,058,894

 Marine - 0.3%

 3,650,000

 Navios South American Logistics, Inc., 7.25%, 5/1/22 (144A)

 $

 3,485,750

 Railroads - 0.4%

 3,500,000

 Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)

 $

 1,225,000

 3,370,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 3,327,875

 $

 4,552,875

 Trucking - 0.4%

 5,992,701

 Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)

 $

 4,326,808

 Airport Services - 0.7%

 3,171,000

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 3,333,514

 5,200,000

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 5,122,000

 $

 8,455,514

 Highways & Railtracks - 0.2%

 MXN

 47,000,000

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $

 3,052,880

 Total Transportation

 $

 35,932,721

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.4%

 3,150,000

 Meritor, Inc., 6.75%, 6/15/21

 $

 3,268,125

 1,462,000

 Nexteer Automotive Group, Ltd., 5.875%, 11/15/21 (144A)

 1,462,000

 $

 4,730,125

 Tires & Rubber - 0.1%

 1,000,000

 The Goodyear Tire & Rubber Co., 7.0%, 5/15/22

 $

 1,082,500

 Automobile Manufacturers - 0.2%

 2,700,000

 Geely Automobile Holdings, Ltd., 5.25%, 10/6/19 (144A)

 $

 2,730,375

 Total Automobiles & Components

 $

 8,543,000

 Consumer Durables & Apparel - 2.0%

 Homebuilding - 1.3%

 2,100,000

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 $

 2,152,500

 9,802,000

 Desarrolladora Homex SAB de CV, 12/11/19 (144A) (c) (d)

 686,140

 4,450,000

 Lennar Corp., 4.75%, 11/15/22

 4,423,300

 2,200,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 2,233,000

 5,810,000

 Standard Pacific Corp., 6.25%, 12/15/21

 5,926,200

 $

 15,421,140

 Leisure Products - 0.7%

 EURO

 4,700,000

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $

 3,900,994

 5,000,000

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

 4,900,000

 $

 8,800,994

 Total Consumer Durables & Apparel

 $

 24,222,134

 Consumer Services - 3.1%

 Casinos & Gaming - 2.0%

 EURO

 6,950,000

 Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)

 $

 8,073,925

 75,878

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (d)

 379

 17,000,000

 Scientific Games International, Inc., 10.0%, 12/1/22 (144A)

 15,597,503

 625,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 437,500

 $

 24,109,307

 Hotels, Resorts & Cruise Lines - 0.3%

 2,860,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 $

 3,131,700

 Restaurants - 0.2%

 BRL

 4,250,000

 Arcos Dorados Holdings, Inc., 10.25%, 7/13/16 (144A)

 $

 1,479,039

 887,000

 Arcos Dorados Holdings, Inc., 6.625%, 9/27/23 (144A)

 821,584

 $

 2,300,623

 Education Services - 0.3%

 4,225,000

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 4,161,625

 Specialized Consumer Servies - 0.3%

 EURO

 3,285,000

 Boing Group Financing Plc, 6.625%, 7/15/19 (144A)

 $

 3,405,252

 Total Consumer Services

 $

 37,108,507

 Media - 1.6%

 Cable & Satellite - 1.4%

 3,000,000

 CCOH Safari LLC, 5.5%, 12/1/22

 $

 3,041,250

 4,300,000

 Intelsat Jackson Holdings SA, 6.625%, 12/15/22

 4,407,500

 4,000,000

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 3,965,000

 1,250,000

 Numericable-SFR, 6.0%, 5/15/22 (144A)

 1,278,625

 3,250,000

 Videotron, Ltd., 5.375%, 6/15/24 (144A)

 3,331,250

 1,075,000

 Ziggo Bond Finance BV, 5.875%, 1/15/25 (144A)

 1,096,500

 $

 17,120,125

 Movies & Entertainment - 0.1%

 1,000,000

 WMG Acquisition Corp., 6.75%, 4/15/22 (144A)

 $

 901,250

 Publishing - 0.1%

 1,675,000

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 $

 1,783,875

 Total Media

 $

 19,805,250

 Retailing - 0.8%

 Distributors - 0.1%

 1,250,000

 LKQ Corp., 4.75%, 5/15/23

 $

 1,215,625

 Department Stores - 0.3%

 3,850,000

 Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)

 $

 3,580,500

 Computer & Electronics Retail - 0.2%

 2,710,000

 Rent-A-Center, Inc., 4.75%, 5/1/21

 $

 2,317,050

 Specialty Stores - 0.2%

 3,205,000

 Outerwall, Inc., 5.875%, 6/15/21 (144A)

 $

 2,980,650

 Total Retailing

 $

 10,093,825

 Food & Staples Retailing - 0.2%

 Food Retail - 0.2%

 2,535,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $

 2,515,988

 Total Food & Staples Retailing

 $

 2,515,988

 Food, Beverage & Tobacco - 8.8%

 Distillers & Vintners - 0.5%

 2,387,885

 CEDC Finance Corp International, Inc., 10.0%, 4/30/18 (10.0% cash, 0.0% PIK) (PIK)

 $

 1,790,914

 4,829,992

 CEDC Finance Corp International, Inc., 9.0%, 4/30/18 (Step)

 4,063,231

 $

 5,854,145

 Soft Drinks - 0.2%

 3,200,000

 Cott Beverages, Inc., 5.375%, 7/1/22 (144A)

 $

 2,872,000

 Agricultural Products - 0.3%

 4,400,000

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

 $

 2,310,000

 1,625,000

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

 1,186,250

 $

 3,496,250

 Packaged Foods & Meats - 7.3%

 1,960,000

 Agrokor dd, 8.875%, 2/1/20 (144A)

 $

 2,121,112

 EURO

 3,200,000

 Agrokor dd, 9.875%, 5/1/19 (144A)

 3,911,722

 4,450,000

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

 3,715,750

 1,246,000

 Chiquita Brands International, Inc., 7.875%, 2/1/21

 1,351,910

 9,720,000

 Corp Pesquera Inca SAC, 9.0%, 2/10/17 (144A)

 9,622,800

 6,800,000

 FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)

 7,072,000

 4,690,000

 JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)

 4,855,838

 3,720,000

 JBS Investments GmbH, 7.75%, 10/28/20 (144A)

 3,830,484

 3,615,000

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

 3,136,012

 12,248,000

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 11,436,570

 6,300,000

 MHP SA, 8.25%, 4/2/20 (144A)

 3,875,300

 3,755,000

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 4,164,295

 15,300,000

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 14,726,250

 6,500,000

 Pesquera Exalmar S.A.A., 7.375%, 1/31/20 (144A)

 5,013,125

 5,340,000

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 5,099,700

 1,375,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 1,344,062

 1,675,000

 Post Holdings, Inc., 7.375%, 2/15/22

 1,704,312

 1,144,000

 Wells Enterprises, Inc., 6.75%, 2/1/20 (144A)

 1,166,880

 $

 88,148,122

 Tobacco - 0.5%

 7,165,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 5,982,775

 Total Food, Beverage & Tobacco

 $

 106,353,292

 Health Care Equipment & Services - 2.7%

 Health Care Supplies - 0.8%

 5,750,000

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $

 6,066,825

 3,200,000

 Immucor, Inc., 11.125%, 8/15/19

 3,440,000

 $

 9,506,825

 Health Care Services - 0.2%

 833,000

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $

 882,980

 1,320,000

 Kindred Escrow Corp II, 8.0%, 1/15/20 (144A)

 1,400,784

 $

 2,283,764

 Health Care Facilities - 1.3%

 2,555,000

 Amsurg Corp., 5.625%, 7/15/22 (144A)

 $

 2,641,231

 5,675,000

 CHS, 6.875%, 2/1/22

 6,027,559

 2,400,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 2,310,000

 4,300,000

 LifePoint Hospitals, Inc., 5.5%, 12/1/21

 4,520,375

 $

 15,499,165

 Managed Health Care - 0.4%

 4,620,000

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 $

 4,793,250

 Total Health Care Equipment & Services

 $

 32,083,004

 Pharmaceuticals, Biotechnology & Life Sciences - 1.9%

 Biotechnology - 0.7%

 9,652,000

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 9,169,400

 Pharmaceuticals - 1.2%

 6,165,000

 Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (144A)

 $

 6,072,525

 1,740,000

 Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22 (144A)

 1,766,100

 4,755,000

 JLL, 7.5%, 2/1/22 (144A)

 4,814,438

 1,320,000

 Salix Pharmaceuticals, Ltd., 6.0%, 1/15/21 (144A)

 1,405,800

 $

 14,058,863

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 23,228,263

 Banks - 4.3%

 Diversified Banks - 2.8%

 3,485,000

 9.25

 Access Bank Plc, Floating Rate Note, 6/24/21 (144A)

 $

 2,875,822

 TRY

 4,500,000

 Akbank TAS, 7.5%, 2/5/18 (144A)

 1,760,906

 5,050,000

 Banco de Galicia y Buenos Aires SA, 8.75%, 5/4/18 (144A)

 5,100,500

 820,000

 9.75

 Banco Macro SA, Floating Rate Note, 12/18/36

 756,450

 2,000,000

 Banco Nacional de Costa Rica, 6.25%, 11/1/23 (144A)

 2,000,400

 2,400,000

 6.38

 Banco Santander SA, Floating Rate Note (Perpetual)

 2,352,000

 2,050,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 2,146,733

 3,900,000

 6.25

 Bank of America Corp., Floating Rate Note, 9/29/49

 3,988,179

 1,250,000

 BBVA Bancomer SA Texas, 6.75%, 9/30/22 (144A)

 1,412,975

 4,750,000

 CorpGroup Banking SA, 6.75%, 3/15/23 (144A)

 4,691,736

 INR

 42,350,000

 Inter-American Development Bank, 6.0%, 9/5/17

 698,131

 IDR

 5,140,000,000

 Inter-American Development Bank, 7.25%, 7/17/17

 403,937

 1,475,000

 Russian Agricultural Bank OJSC Via RSHB Capital SA, 8.5%, 10/16/23 (144A)

 987,917

 1,075,000

 VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)

 704,125

 3,175,000

 5.88

 Wells Fargo & Company, Floating Rate Note (Perpetual)

 3,317,875

 $

 33,197,686

 Regional Banks - 1.2%

 13,430,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 $

 14,842,970

 Thrifts & Mortgage Finance - 0.3%

 4,000,000

 Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)

 $

 3,389,560

 Total Banks

 $

 51,430,216

 Diversified Financials - 3.8%

 Diversified Banks - 0.2%

 2,150,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 2,147,312

 Other Diversified Financial Services - 0.3%

 INR

 227,100,000

 European Bank for Reconstruction & Development, 6.0%, 3/3/16

 $

 3,677,420

 INR

 43,400,000

 European Bank for Reconstruction & Development, 7.65%, 2/18/15

 699,947

 $

 4,377,367

 Specialized Finance - 1.5%

 3,045,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 3,354,676

 EURO

 3,695,000

 EC Finance Plc, 5.125%, 7/15/21 (144A)

 4,317,526

 4,870,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 4,188,200

 3,000,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 2,595,000

 4,000,000

 Unifin Financiera SAPI de CV SOFOM ENR, 6.25%, 7/22/19 (144A)

 3,480,000

 $

 17,935,402

 Consumer Finance - 0.8%

 INR

 240,670,000

 International Finance Corp., 8.25%, 6/10/21

 $

 4,467,564

 5,596,947

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

 5,569,277

 $

 10,036,841

 Asset Management & Custody Banks - 0.4%

 4,800,000

 JBS Investment Management, Ltd., 7.25%, 4/3/24

 $

 4,766,400

 Investment Banking & Brokerage - 0.6%

 5,650,000

 UBS AG, 7.625%, 8/17/22

 $

 6,744,043

 Total Diversified Financials

 $

 46,007,365

 Insurance - 6.2%

 Insurance Brokers - 0.2%

 GBP

 4,840,000

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

 $

 874,511

 GBP

 405,000

 Towergate Finance Plc, 8.5%, 2/15/18 (144A)

 536,631

 GBP

 1,200,000

 6.05

 Towergate Finance Plc, Floating Rate Note, 2/15/18 (144A)

 1,590,019

 $

 3,001,161

 Reinsurance - 6.0%

 3,314,020

 Altair Re, Variable Rate Notes, 6/30/16 (Cat Bond)

 $

 2,359,583

 1,440,000

 Altair Re, Variable Rate Notes, 6/30/17 (Cat Bond)

 1,446,912

 1,900,000

 6.38

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 2,008,473

 1,450,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/1/15

 1,584,850

 1,000,000

 Berwick Segregated Account (KANE SAC Ltd.), Variable Rate Note, 1/22/16

 1,007,600

 475,000

 4.28

 Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 478,420

 250,000

 6.00

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 250,800

 3,120,000

 Carnoustie Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/19/16

 3,168,048

 814,976

 Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 7/14/15

 795,009

 750,000

 6.67

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 753,600

 500,000

 7.26

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)

 500,000

 2,375,100

 Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16

 2,377,475

 1,300,000

 Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16

 1,197,040

 2,400,000

 Gloucester Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/12/15

 2,300,160

 5,400,000

 Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/17

 5,497,200

 1,093,300

 Hereford Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16

 1,094,065

 1,806,000

 Kane SAC Ltd., Series B, 7/18/19 (c)

 2,035,362

 1,000,000

 3.78

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 998,700

 33,500

 Lorenz Re, Ltd., (Cat Bond) (Perpetual) * (c)

 3,839,100

 1,067,200

 Muirfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16

 1,067,734

 2,150,000

 12.02

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 2,170,640

 3,900,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19

 3,953,820

 903,800

 PI-1, Series E - 2014 (Kane SAC Ltd.), Variable Rate Notes, 6/12/15

 938,054

 1,006,000

 PI-2, Series D - 2014 (Kane SAC Ltd.), Variable Rate Notes, 7/30/16

 1,098,653

 1,300,000

 Prestwick Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 7/1/16

 1,300,000

 2,000,000

 7.51

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 2,010,200

 900,000

 8.51

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 906,120

 300,000

 10.39

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 302,370

 750,000

 9.02

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 765,750

 1,600,000

 22.02

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,834,880

 13,467

 Sector Re V, Ltd., 12/1/18 (Cat Bond) (144A) (c)

 568,457

 950,000

 Sector Re V, Ltd., 12/1/19 (Cat Bond) (144A) (c)

 961,875

 3,533

 Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A) (c)

 89,999

 1,000,000

 Sector Re V, Ltd., 3/30/19 (Cat Bond) (144A) (c)

 1,181,300

 2,000,000

 Silverton Re, Ltd., 9/16/16 (Cat Bond) (144A) (c)

 275,400

 1,800,000

 Silverton RE, Ltd., 9/18/17 (Cat Bond) (144A) (c)

 1,830,960

 8,535,000

 7.51

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 8,908,406

 2,600,000

 St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16

 2,613,780

 1,101,200

 Troon Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16

 1,101,530

 506,000

 Turnberry Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/15/16

 506,759

 3,800,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017

 3,829,640

 $

 71,908,724

 Total Insurance

 $

 74,909,885

 Real Estate - 1.5%

 Diversified REIT - 0.2%

 2,565,000

 Trust F, 5.25%, 12/15/24 (144A)

 $

 2,702,228

 Specialized REIT - 0.2%

 2,528,093

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 2,426,969

 Diversified Real Estate Activities - 0.1%

 995,000

 Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)

 $

 1,014,900

 Real Estate Operating Companies - 1.0%

 5,750,000

 Alto Palermo SA, 7.875%, 5/11/17 (144A)

 $

 5,462,500

 6,405,000

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 6,276,900

 $

 11,739,400

 Total Real Estate

 $

 17,883,497

 Software & Services - 1.6%

 Internet Software & Services - 0.8%

 1,600,000

 Equinix, Inc., 5.375%, 1/1/22

 $

 1,656,000

 2,910,000

 Equinix, Inc., 5.375%, 4/1/23

 3,019,125

 700,000

 IAC, 4.875%, 11/30/18

 719,250

 4,430,000

 VeriSign, Inc., 4.625%, 5/1/23

 4,402,312

 $

 9,796,687

 Data Processing & Outsourced Services - 0.5%

 2,100,000

 Audatex North America, Inc., 6.0%, 6/15/21 (144A)

 $

 2,184,000

 2,440,000

 Cardtronics, Inc., 5.125%, 8/1/22 (144A)

 2,379,000

 1,700,000

 NeuStar, Inc., 4.5%, 1/15/23

 1,487,500

 $

 6,050,500

 Home Entertainment Software - 0.3%

 3,225,000

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 3,515,250

 Total Software & Services

 $

 19,362,437

 Technology Hardware & Equipment - 1.4%

 Communications Equipment - 0.1%

 1,475,000

 CommScope, Inc., 5.0%, 6/15/21 (144A)

 $

 1,419,688

 Technology Hardware, Storage & Peripherals - 0.6%

 6,925,000

 Seagate HDD Cayman, 4.75%, 6/1/23

 $

 7,388,096

 Electronic Equipment Manufacturers - 0.4%

 4,750,000

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 5,017,188

 Electronic Components - 0.3%

 1,000,000

 Belden, Inc., 5.25%, 7/15/24 (144A)

 $

 965,000

 EURO

 1,800,000

 Belden, Inc., 5.5%, 4/15/23 (144A)

 2,126,660

 $

 3,091,660

 Total Technology Hardware & Equipment

 $

 16,916,632

 Semiconductors & Semiconductor Equipment - 0.7%

 Semiconductor Equipment - 0.2%

 2,500,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 2,525,000

 Semiconductors - 0.5%

 5,070,000

 Advanced Micro Devices, Inc., 6.75%, 3/1/19

 $

 4,816,500

 1,355,000

 Advanced Micro Devices, Inc., 7.0%, 7/1/24

 1,182,238

 2,266,700

 LDK Solar Co, Ltd., 5.535%, 12/31/18, (5.535% cash, 5.535% PIK) (PIK)

 0

 $

 5,998,738

 Total Semiconductors & Semiconductor Equipment

 $

 8,523,738

 Telecommunication Services - 6.5%

 Integrated Telecommunication Services - 4.1%

 4,790,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 5,038,481

 COP

 1,626,000,000

 Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)

 641,404

 5,200,000

 Frontier Communications Corp., 7.125%, 1/15/23

 5,395,000

 2,940,000

 Frontier Communications Corp., 8.5%, 4/15/20

 3,307,500

 10,345,000

 Frontier Communications Corp., 8.75%, 4/15/22

 11,741,575

 500,000

 GCI, Inc., 6.75%, 6/1/21

 498,750

 EURO

 1,600,000

 Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 (144A)

 1,951,579

 6,285,000

 Windstream Corp., 7.5%, 6/1/22

 6,269,288

 2,300,000

 Windstream Corp., 7.75%, 10/1/21

 2,334,500

 6,765,000

 Windstream Corp., 7.75%, 10/15/20

 7,018,688

 5,700,000

 Windstream Corp., 8.125%, 9/1/18

 5,942,250

 $

 50,139,015

 Wireless Telecommunication Services - 2.4%

 2,800,000

 Altice Financing SA, 6.5%, 1/15/22 (144A)

 $

 2,856,000

 1,320,000

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 1,320,000

 600,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 622,500

 2,025,000

 Altice SA, 7.75%, 5/15/22 (144A)

 2,095,875

 1,800,000

 Sprint Corp., 7.25%, 9/15/21

 1,797,300

 2,880,000

 T-Mobile USA, Inc., 6.542%, 4/28/20

 2,983,507

 1,940,000

 T-Mobile USA, Inc., 6.633%, 4/28/21

 2,014,205

 1,300,000

 T-Mobile USA, Inc., 6.731%, 4/28/22

 1,347,125

 2,750,000

 Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)

 2,729,710

 7,800,000

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 7.748%, 2/2/21 (144A)

 6,630,000

 4,875,000

 VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)

 4,051,515

 RUB

 38,400,000

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 431,885

 $

 28,879,622

 Total Telecommunication Services

 $

 79,018,637

 Utilities - 2.5%

 Electric Utilities - 1.2%

 1,981,000

 Cia de Transporte de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)

 $

 1,510,512

 6,225,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 6,536,250

 811,000

 Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

 545,878

 1,830,000

 Empresa Electrica Angamos SA, 4.875%, 5/25/29 (144A)

 1,842,444

 2,995,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 3,548,326

 80,792

 FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)

 80,792

 225,163

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 225,726

 $

 14,289,928

 Multi-Utilities - 0.4%

 925,000

 DTEK Finance Plc, 7.875%, 4/4/18 (144A)

 $

 370,705

 5,027,062

 Ormat Funding Corp., 8.25%, 12/30/20

 5,077,332

 $

 5,448,037

 Independent Power Producers & Energy Traders - 0.9%

 1,350,000

 AES Corp. Virginia, 5.5%, 3/15/24

 $

 1,353,375

 940,000

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)

 982,986

 1,500,000

 InterGen NV, 7.0%, 6/30/23 (144A)

 1,402,500

 7,100,000

 NRG Energy, Inc., 6.25%, 5/1/24

 7,082,250

 $

 10,821,111

 Total Utilities

 $

 30,559,076

 TOTAL CORPORATE BONDS

 (Cost $1,036,426,668)

 $

 930,429,389

 FOREIGN GOVERNMENT BONDS - 5.2%

 2,655,000

 Banque Cent de Tunisie, 5.75%, 1/30/25 (144A)

 $

 2,694,825

 5,200,000

 City of Buenos Aires Argentina, 12.5%, 4/6/15 (144A)

 5,239,000

 2,510,000

 Ecuador Government International Bond, 7.95%, 6/20/24 (144A)

 2,221,350

 IDR

 53,000,000,000

 Indonesia Treasury Bond, 7.0%, 5/15/22

 4,204,855

 IDR

 40,352,000,000

 Indonesia Treasury Bond, 8.25%, 6/15/32

 3,435,534

 IDR

 11,650,000,000

 Inter-American Development Bank, 4.5%, 2/4/16

 893,092

 INR

 241,840,000

 International Finance Corp., 7.75%, 12/3/16

 4,061,171

 2,175,000

 Kenya Government International Bond, 5.875%, 6/24/19 (144A)

 2,175,000

 2,886,000

 Kenya Government International Bond, 6.875%, 6/24/24 (144A)

 3,001,440

 MXN

 1,800,000

 Mexican Bonos, 7.5%, 6/3/27

 142,308

 MXN

 232,552,760

 Mexican Udibonos, 2.0%, 6/9/22

 15,375,980

 MXN

 10,834,845

 Mexican Udibonos, 3.5%, 12/14/17

 774,252

 3,070,800

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 2,917,260

 1,025,000

 Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)

 982,975

 1,125,000

 Provincia de Buenos Aires Argentina, 11.75%, 10/5/15 (144A)

 1,113,750

 2,335,000

 Republic of Ghana, 7.875%, 8/7/23 (144A)

 2,043,125

 RON

 24,770,000

 Romania Government Bond, 5.85%, 4/26/23

 7,762,759

 RON

 1,220,000

 Romania Government Bond, 5.95%, 6/11/21

 374,756

 2,000,000

 Rwanda International Government Bond, 6.625%, 5/2/23 (144A)

 2,000,000

 575,000

 Ukraine Government International Bond, 6.75%, 11/14/17 (144A)

 298,425

 1,650,000

 Ukraine Government International Bond, 7.8%, 11/28/22 (144A)

 825,198

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $71,755,755)

 $

 62,537,055

 MUNICIPAL BONDS - 0.1%

 Municipal General - 0.1%

 8,875,000

 0.00

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 1,196,705

 TOTAL MUNICIPAL BONDS

 (Cost $8,859,138)

 $

 1,196,705

 SENIOR FLOATING RATE LOAN INTERESTS - 4.4%**

 Energy - 0.2%

 Coal & Consumable Fuels - 0.2%

 4,700,000

 18.15

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 1,598,000

 792,928

 6.04

 Long Haul Holdings, Ltd., Facility B Loan, 11/17/13

 269,596

 $

 1,867,596

 Total Energy

 $

 1,867,596

 Materials - 0.0%†

 Metal & Glass Containers - 0.0%†

 539,770

 5.50

 Pro Mach Group, Inc., Dollar Term Loan, 10/22/21

 $

 541,119

 Total Materials

 $

 541,119

 Capital Goods - 0.4%

 Aerospace & Defense - 0.4%

 3,705,066

 5.00

 DAE Aviation Holdings, Inc., Replacement Tranche B-1 Loan, 11/2/18

 $

 3,706,215

 1,679,609

 5.00

 Standard Aero, Ltd., Replacement Tranche B-2 Loan, 11/2/18

 1,678,210

 $

 5,384,425

 Total Capital Goods

 $

 5,384,425

 Commercial Services & Supplies - 0.2%

 Diversified Support Services - 0.0%†

 500,885

 6.73

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 445,788

 Security & Alarm Services - 0.2%

 2,251,630

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 2,245,062

 Total Commercial Services & Supplies

 $

 2,690,850

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 994,850

 6.75

 Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19

 $

 996,094

 Total Transportation

 $

 996,094

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.3%

 3,182

 3.75

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 3,171

 3,096,239

 4.25

 TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21

 3,087,046

 $

 3,090,217

 Total Automobiles & Components

 $

 3,090,217

 Media - 0.3%

 Advertising - 0.2%

 2,176,542

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 2,040,509

 Cable & Satellite - 0.1%

 1,343,073

 4.75

 WideOpenWest Finance LLC, Term B Loan, 4/1/19

 $

 1,336,693

 Total Media

 $

 3,377,202

 Retailing - 0.5%

 Automotive Retail - 0.5%

 5,947,500

 5.75

 CWGS Group LLC, Term Loan, 2/20/20

 $

 5,925,197

 Total Retailing

 $

 5,925,197

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 1,029,744

 5.75

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 1,024,274

 Total Food & Staples Retailing

 $

 1,024,274

 Health Care Equipment & Services - 1.4%

 Health Care Services - 0.8%

 1,034,255

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 1,023,912

 1,284,559

 6.75

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 1,287,369

 417,670

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 417,322

 696,116

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 695,536

 1,024,365

 6.50

 Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19

 1,025,485

 2,530,875

 4.75

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 2,499,239

 1,481,306

 5.25

 National Surgical Hospitals, Inc., Tranche B-2 Term Loan, 7/11/19

 1,473,900

 1,068,372

 7.25

 Virtual Radiologic Corp., Term Loan A, 12/22/16

 854,697

 $

 9,277,460

 Health Care Facilities - 0.5%

 5,960,000

 7.00

 Kindred HealthCare Inc., Bridge Loan, 6.375%, 4/15/22 (144A)

 $

 5,960,000

 Managed Health Care - 0.1%

 804,800

 9.75

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 780,656

 585,099

 9.75

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17

 579,248

 $

 1,359,904

 Total Health Care Equipment & Services

 $

 16,597,364

 Pharmaceuticals, Biotechnology & Life Sciences - 0.0%†

 Pharmaceuticals - 0.0%†

 485,162

 5.00

 Generic Drug Holdings, Inc., Closing Date Term Loan, 8/16/20

 $

 483,646

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 483,646

 Insurance - 0.1%

 Multi-line Insurance - 0.1%

 1,847,452

 4.25

 Alliant Holdings I, Inc., Initial Term Loan, 12/20/19

 $

 1,821,473

 Total Insurance

 $

 1,821,473

 Software & Services - 0.6%

 Application Software - 0.6%

 4,373,318

 8.50

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 $

 4,358,742

 3,500,000

 9.75

 Vertafore, Inc., Term Loan (Second Lien), 10/29/17

 3,520,416

 $

 7,879,158

 Total Software & Services

 $

 7,879,158

 Technology Hardware & Equipment - 0.2%

 Electronic Components - 0.2%

 2,177,194

 5.00

 Scitor Corp., Term Loan, 2/15/17

 $

 2,160,865

 Total Technology Hardware & Equipment

 $

 2,160,865

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $57,384,441)

 $

 53,839,480

 Shares

 RIGHTS / WARRANTS - 0.0%†

 Food, Beverage & Tobacco - 0.0%†

 Distillers & Vintners - 0.0%†

 5,578,091

 Belvedere SA, 12/23/16

 $

 251,962

 Total Food, Beverage & Tobacco

 $

 251,962

 TOTAL RIGHTS / WARRANTS

 (Cost $303,270)

 $

 251,962

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 1.2%

 Commercial Paper - 1.2%

 3,060,000

 Barclays Bank, Discount Note, 2/2/15

 $

 3,059,967

 2,205,000

 Duke Energy,  Discount Note, 2/2/15

 2,204,965

 2,905,000

 Mondelez International, Discount Note, 2/2/15

 2,904,944

 3,060,000

 Prudential Funding, LLC, Discount Note, 2/2/15

 3,059,975

 3,060,000

 SABMiller plc, Discount Note, 2/2/15

 3,059,941

 $

 14,289,792

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $14,289,924)

 $

 14,289,792

 TOTAL INVESTMENT IN SECURITIES - 98.6%

 (Cost $1,336,955,409) (a)

 $

 1,191,188,159

 OTHER ASSETS & LIABILITIES - 1.4%

 $

 16,928,644

 TOTAL NET ASSETS - 100.0%

 $

 1,208,116,803

 *

 Non-income producing security.

 †

 Amount rounds to less than 0.1%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 30, 2015, the value of these securities amounted to $581,411,307 or 48.1% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At January 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,340,880,864 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           28,744,103

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

        (178,436,808)

 Net unrealized depreciation

 $

        (149,692,705)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (d)

 Security is in default and is non-income producing.

 (e)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Argentina

 3.7

 Bermuda

 4

 Canada

 2.2

 Cayman Islands

 3.3

 Ireland

 2.3

 Luxembourg

 6.3

 Mexico

 3.8

 Netherlands

 1.7

 Peru

 1.6

 Supranational

 1.3

 United Kingdom

 2.4

 United States

 55.1

 Other (individually less than 1%)

 12.3

 100%

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 COP

 Columbian Peso

 EURO

 Euro

 GBP

 British Pound Sterling

 IDR

 Indonesian Rupiah

 INR

 Indian Rupee

 MXN

 Mexican Peso

 NOK

 Norwegian Krone

 RON

 Romanian Leu

 RUB

 Russian Ruble

 TRY

 Turkish Lira

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

   Materials

     Steel

  $                      -

  $                             -

  $              107,096

  $                107,096

   All Other Convertible Corporate Bonds

                         -

                   49,046,853

                            -

                49,046,853

 Preferred Stocks

   Transportation

     Air Freight & Logistics

                     2,485,423

                  2,485,423

   Diversified Financials

     Consumer Finance

                     3,115,597

                  3,115,597

   Insurance

     Reinsurance

               4,367,110

                  4,367,110

   All Other Preferred Stocks

           22,024,566

                                 -

                            -

                22,024,566

 Convertible Preferred Stocks

                         -

                       959,662

                            -

                    959,662

 Common Stocks

   Capital Goods

     Construction & Engineering

                         -

                       574,328

                            -

                    574,328

   Commercial Services & Supplies

     Diversified Support Services

                         -

                         48,138

                            -

                      48,138

   Transportation

     Air Freight & Logistics

                         -

                     1,148,146

                            -

                  1,148,146

   Consumer Services

     Education Services

                         -

                       259,145

                            -

                    259,145

   Diversified Financials

     Specialized Finance

                         -

                                 -

                  657,984

                    657,984

   All Other Common Stocks

             7,830,619

                                 -

                            -

                  7,830,619

 Asset Backed Securities

                         -

                   15,277,288

                            -

                15,277,288

 Collateralized Mortgage Obligations

                         -

                   20,741,821

                            -

                20,741,821

 Corporate Bonds

   Materials

     Steel

                         -

                                 -

                    78,027

                      78,027

   Insurance

     Reinsurance

              46,190,725

                46,190,725

   All Other Corporate Bonds

                         -

                 884,160,637

                            -

              884,160,637

 Foreign Government Bonds

                         -

                   62,537,055

                            -

                62,537,055

 Municipal Bond

                         -

                     1,196,705

                            -

                  1,196,705

 Senior Floating Rate Loan Interests

                         -

                   53,839,480

                            -

                53,839,480

 Right/Warrant

               251,962

                                 -

                            -

                    251,962

 Commercial Paper

                         -

                   14,289,792

                            -

                14,289,792

 Total

  $       30,107,147

  $           1,109,680,070

  $          51,400,942

  $        1,191,188,159

 Other Financial Instruments

 Unrealized appreciation on forward foreign currency contracts

  $                    -

  $               (1,335,595)

  $                      -

  $            (1,335,595)

 Total Other Financial Instruments

  $                    -

  $               (1,335,595)

  $                      -

  $            (1,335,595)

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common Stocks

 Convertible Corporate Bonds

 Preferred Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/14

  $            700,002

  $                 3,047,736

  $            4,260,476

  $            28,067,018

  $ 36,075,232

 Realized gain (loss)

                         -

                      (133,042)

                            -

                      14,160

       (118,882)

 Change in unrealized appreciation (depreciation)1

                (42,018)

                       267,486

                  106,634

                   (947,499)

       (615,397)

 Purchases

                         -

                                 -

                            -

                26,653,026

    26,653,026

 Sales

                         -

                   (3,075,084)

                            -

                (7,595,980)

   (10,671,064)

 Transfers in and out of Level 3 activity*

                         -

                                 -

                            -

                      78,027

          78,027

 Transfers out of Level 3*

                         -

                                 -

                            -

                              -

                   -

 Balance as of 1/31/15

  $            657,984

  $                   107,096

  $            4,367,110

  $            46,268,752

  $ 51,400,942

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended January 31, 2015, there were no transters between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/15

  $          (615,397)

 Pioneer Global Multisector Income Fund

 Schedule of Investments 1/31/15 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (b)

 CONVERTIBLE CORPORATE BONDS - 0.3%

 Value

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 56,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 35,385

 Total Capital Goods

 $

 35,385

 Consumer Durables & Apparel - 0.2%

 Homebuilding - 0.2%

 50,000

 KB Home, 1.375%, 2/1/19

 $

 46,500

 Total Consumer Durables & Apparel

 $

 46,500

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $105,585)

 $

 81,885

 Shares

 PREFERRED STOCKS - 1.5%

 Banks - 1.0%

 Diversified Banks - 0.8%

 2,517

 7.88

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 66,575

 3,000

 7.12

 Citigroup, Inc., Floating Rate Note (Perpetual)

 81,300

 3,557

 6.00

 US Bancorp, Floating Rate Note (Perpetual)

 96,608

 $

 244,483

 Regional Banks - 0.2%

 500

 6.25

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 51,562

 Total Banks

 $

 296,045

 Diversified Financials - 0.2%

 Consumer Finance - 0.1%

 850

 8.12

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 22,355

 Asset Management & Custody Banks - 0.1%

 1,000

 5.90

 State Street Corp., Floating Rate Note, 12/31/73

 $

 26,430

 Total Diversified Financials

 $

 48,785

 Insurance - 0.3%

 Property & Casualty Insurance - 0.2%

 2,225

 5.10

 The Allstate Corp., Floating Rate Note, 1/15/53

 $

 57,427

 Reinsurance - 0.1%

 30,000

 Pangaea Re, 7/1/18 (Cat Bond) (c)

 $

 32,190

 Total Insurance

 $

 89,617

 TOTAL PREFERRED STOCKS

 (Cost $405,092)

 $

 434,447

 CONVERTIBLE PREFERRED STOCKS - 0.3%

 Banks - 0.3%

 Diversified Banks - 0.3%

 80

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 99,440

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $83,502)

 $

 99,440

 Principal

 Amount ($)

 Floating

 Rate (b)

 ASSET BACKED SECURITIES - 2.4%

 2,543

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 $

 2,549

 61,835

 Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)

 63,762

 50,000

 Capital Auto Receivables Asset Trust/ Ally, 1.74%, 10/22/18

 50,305

 37,354

 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)

 39,323

 48,688

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 50,502

 71

 0.54

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 71

 24,280

 4.99

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 24,663

 7,405

 4.46

 CWABS Asset-Backed Certificates Trust 2005-4, Floating Rate Note, 9/27/32

 7,403

 96,625

 Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)

 101,734

 25,000

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 24,991

 13,938

 0.57

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 13,873

 7,827

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 7,705

 50,000

 5.50

 Mastr Specialized Loan Trust, Floating Rate Note, 10/25/34

 52,142

 62,500

 0.67

 Motor 2013-1 Plc, Floating Rate Note, 2/25/21 (144A)

 62,557

 9,559

 0.87

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 9,563

 11,790

 5.91

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 12,429

 24,672

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 24,962

 100,000

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 100,354

 3,232

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 3,357

 57,549

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.50144%, 9/25/36 (Step)

 59,568

 $

 711,813

 TOTAL ASSET BACKED SECURITIES

 (Cost $691,525)

 $

 711,813

 COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1%

 6,757

 0.62

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 $

 6,425

 8,255

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 8,390

 73,378

 0.00

 Arran Residential Mortgages Funding Series 2010-1A, A2C, Floating Rate Note, 5/16/47

 73,728

 6,610

 0.62

 Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33

 6,552

 17,257

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 17,886

 46,232

 Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33

 48,119

 15,927

 Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19

 16,077

 12,853

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 13,232

 12,673

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 12,882

 11,287

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 11,481

 107,830

 Bayview Commercial Asset Trust 2007-2, 0.0%, 7/27/37 (Step) (144A) (d)

 0

 70,295

 Bayview Commercial Asset Trust 2007-4, 3.507978%, 9/25/37 (Step) (144A) (d)

 3,325

 8,061

 2.59

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 8,106

 6,909

 0.33

 Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)

 6,876

 22,734

 Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34

 25,015

 100,000

 4.65

 City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)

 99,926

 100,000

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44

 109,349

 50,000

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46

 51,761

 34,194

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 36,219

 119

 1.52

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 119

 100,000

 5.42

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/12/44 (144A)

 115,727

 99,396

 1.04

 Government National Mortgage Association REMICS, Floating Rate Note, 11/16/54 (d)

 9,115

 50,000

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 53,110

 25,000

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 26,076

 49,123

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 51,899

 61,130

 2.31

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 61,697

 41,833

 0.53

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 40,366

 35,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/17/46

 38,738

 9,260

 2.49

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 9,407

 102,203

 2.61

 JP Morgan Mortgage Trust 2004-A2, Floating Rate Note, 5/25/34

 100,434

 15,604

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 16,205

 14,452

 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34

 15,246

 39,004

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 39,708

 75,000

 5.48

 ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46

 76,536

 46,710

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 47,165

 GBP

 59,747

 0.96

 Paragon Secured Finance Plc, Floating Rate Note, 11/15/35

 88,809

 32,597

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 33,190

 10,388

 0.72

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 9,996

 2,440

 RALI Series 2004-QS1 Trust, 4.25%, 1/25/34

 2,438

 858

 0.72

 RALI Series 2004-QS1 Trust, Floating Rate Note, 1/25/34

 858

 20,507

 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19

 20,936

 20,714

 1.56

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 17,808

 4,632

 Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35

 4,701

 17,655

 Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34

 18,370

 EURO

 14,802

 0.48

 RHG Mortgage Securities Pty, Ltd., Floating Rate Note, 7/21/35

 16,700

 AUD

 1,558

 3.52

 RHG Mortgage Securities Pty, Ltd., Floating Rate Note, 7/21/35

 1,212

 23,814

 0.39

 Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35

 21,132

 35,667

 2.50

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 35,312

 31,668

 2.52

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 31,424

 50,000

 TimberStar Trust 1 REMICS, 5.668%, 10/15/36 (144A)

 53,143

 47,874

 2.39

 WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35

 48,072

 4,266

 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36

 4,393

 83,301

 0.29

 Crusade Global Trust No 1 of 2007, Floating Rate Note, 4/19/38

 81,909

 73,644

 0.29

 Crusade Global Trust, Floating Rate Note, 11/15/37

 72,419

 56,450

 0.32

 Crusade Global Trust, Floating Rate Note, 7/20/38 (144A)

 56,178

 EURO

 100,000

 1.32

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42

 113,139

 5

 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34

 5

 100,000

 4.16

 Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)

 104,272

 14,781

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 16,122

 792

 Federal National Mortgage Association REMICS, 6.0%, 3/25/35

 792

 45,000

 5.19

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 50,693

 25,000

 4.35

 FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)

 27,075

 25,000

 4.77

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 26,811

 50,000

 4.88

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 53,890

 25,000

 4.29

 FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)

 26,331

 50,000

 Government National Mortgage Association, 4.5%, 9/20/39

 54,640

 16,377

 Government National Mortgage Association, 5.25%, 8/16/35

 18,543

 232,799

 0.97

 Government National Mortgage Association, Floating Rate Note, 2/16/53 (d)

 17,260

 260,672

 0.98

 Government National Mortgage Association, Floating Rate Note, 8/16/52 (d)

 15,421

 323,796

 1.01

 Government National Mortgage Association, Floating Rate Note, 9/16/52 (d)

 23,956

 $

 2,424,847

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $2,385,759)

 $

 2,424,847

 CORPORATE BONDS - 32.8%

 Energy - 4.7%

 Oil & Gas Drilling - 0.4%

 25,000

 Pride International, Inc., 6.875%, 8/15/20

 $

 28,281

 100,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 94,891

 $

 123,172

 Oil & Gas Equipment & Services - 0.1%

 25,000

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 $

 18,419

 25,000

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 26,652

 $

 45,071

 Integrated Oil & Gas - 0.8%

 MXN

 3,730,000

 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)

 $

 257,148

 Oil & Gas Exploration & Production - 1.4%

 25,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20 (144A)

 $

 24,375

 50,000

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 50,075

 50,000

 EP Energy LLC, 9.375%, 5/1/20

 50,375

 45,000

 Freeport-McMoran Oil & Gas LLC, 6.75%, 2/1/22

 48,488

 90,000

 Linn Energy LLC, 6.25%, 11/1/19

 68,625

 51,000

 Linn Energy LLC, 8.625%, 4/15/20

 40,290

 23,000

 Marathon Oil Corp., 5.9%, 3/15/18

 25,571

 100,000

 Range Resources Corp., 5.0%, 3/15/23

 98,500

 $

 406,299

 Oil & Gas Refining & Marketing - 0.4%

 90,000

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 $

 94,225

 21,000

 Valero Energy Corp., 9.375%, 3/15/19

 26,356

 $

 120,581

 Oil & Gas Storage & Transportation - 1.5%

 25,000

 Buckeye Partners LP, 6.05%, 1/15/18

 $

 27,736

 25,000

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 28,204

 50,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 46,000

 70,000

 Kinder Morgan Energy Partners LP, 4.15%, 3/1/22

 72,408

 25,000

 Plains All American Pipeline LP, 6.125%, 1/15/17

 27,190

 10,000

 Questar Pipeline Co., 5.83%, 2/1/18

 11,173

 25,000

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 28,003

 10,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 11,396

 60,000

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 68,887

 13,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 14,571

 100,000

 Trans-Canada Pipelines, Inc., 1.875%, 6/12/18

 100,764

 $

 436,332

 Coal & Consumable Fuels - 0.1%

 45,000

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 12,150

 25,000

 Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)

 12,125

 $

 24,275

 Total Energy

 $

 1,412,878

 Materials - 1.8%

 Commodity Chemicals - 0.1%

 25,000

 Methanex Corp., 4.25%, 12/1/24

 $

 25,079

 Diversified Chemicals - 0.1%

 20,000

 Eastman Chemical Co., 4.8%, 9/1/42

 $

 22,380

 Construction Materials - 1.1%

 150,000

 Cemex SAB de CV, 5.875%, 3/25/19 (144A)

 $

 151,050

 30,000

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 34,997

 150,000

 Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)

 148,500

 $

 334,547

 Diversified Metals & Mining - 0.3%

 35,000

 Freeport-McMoRan, Inc., 3.875%, 3/15/23

 $

 31,359

 50,000

 Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)

 48,750

 $

 80,109

 Steel - 0.2%

 50,000

 EVRAZ plc, 7.50%, 11/15/19

 $

 42,875

 25,000

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 24,136

 $

 67,011

 Total Materials

 $

 529,126

 Capital Goods - 1.3%

 Building Products - 0.7%

 30,000

 Building Materials Corp of America, 5.375%, 11/15/24 (144A)

 $

 30,450

 25,000

 Masco Corp., 5.95%, 3/15/22

 27,860

 85,000

 Masco Corp., 7.125%, 3/15/20

 98,175

 50,000

 5.75

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 54,225

 $

 210,710

 Electrical Components & Equipment - 0.1%

 25,000

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $

 24,750

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 60,000

 Cummins, Inc., 5.65%, 3/1/98

 $

 74,862

 10,000

 Cummins, Inc., 6.75%, 2/15/27

 13,297

 $

 88,159

 Industrial Machinery - 0.0%+

 7,000

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 8,376

 Trading Companies & Distributors - 0.2%

 40,000

 GATX Corp., 6.0%, 2/15/18

 $

 44,795

 Total Capital Goods

 $

 376,790

 Transportation - 1.6%

 Airlines - 1.0%

 95,231

 Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)

 $

 98,564

 10,174

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 10,963

 75,000

 United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 8/15/21

 77,062

 97,088

 US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27

 100,729

 $

 287,318

 Railroads - 0.1%

 25,000

 Burlington Northern Santa Fe LLC, 5.75%, 3/15/18

 $

 28,255

 Airport Services - 0.5%

 150,000

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 147,750

 Total Transportation

 $

 463,323

 Consumer Durables & Apparel - 0.1%

 Home Furnishings - 0.1%

 25,000

 Mohawk Industries, Inc., 3.85%, 2/1/23

 $

 25,848

 Total Consumer Durables & Apparel

 $

 25,848

 Consumer Services - 1.3%

 Casinos & Gaming - 0.9%

 200,000

 Wynn Macau, Ltd., 5.25%, 10/15/21 (144A)

 $

 194,625

 50,000

 GLP Capital LP, 4.375%, 11/1/18

 51,250

 25,000

 International Game Technology, 7.5%, 6/15/19

 26,738

 $

 272,613

 Education Services - 0.4%

 25,000

 Bowdoin College, 4.693%, 7/1/12

 $

 29,120

 75,000

 Tufts University, 5.017%, 4/15/12

 91,325

 $

 120,445

 Total Consumer Services

 $

 393,058

 Media - 0.8%

 Cable & Satellite - 0.8%

 25,000

 Sky Plc, 6.1%, 2/15/18 (144A)

 $

 28,084

 200,000

 Ziggo Bond Finance, 5.875%, 1/15/25 (144A)

 204,000

 $

 232,084

 Total Media

 $

 232,084

 Retailing - 0.2%

 Internet Retail - 0.2%

 50,000

 Expedia, Inc., 5.95%, 8/15/20

 $

 56,241

 Total Retailing

 $

 56,241

 Food & Staples Retailing - 0.0%+

 Drug Retail - 0.0%

 13,476

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 $

 15,946

 Total Food & Staples Retailing

 $

 15,946

 Food, Beverage & Tobacco - 1.4%

 Brewers - 0.1%

 20,000

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 24,530

 Agricultural Products - 0.2%

 50,000

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 55,989

 Packaged Foods & Meats - 1.1%

 50,000

 B&G Foods, Inc., 4.625%, 6/1/21

 $

 49,750

 70,000

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 73,373

 32,000

 Mondelez International, Inc., 6.5%, 2/9/40

 43,848

 150,000

 Post Holdings, Inc., 7.375%, 2/15/22

 152,625

 $

 319,596

 Tobacco - 0.0%+

 20,000

 Lorillard Tobacco Co., 3.75%, 5/20/23

 $

 20,518

 Total Food, Beverage & Tobacco

 $

 420,633

 Health Care Equipment & Services - 0.3%

 Health Care Technology - 0.3%

 75,000

 MedAssets, Inc., 8.0%, 11/15/18

 $

 77,906

 Total Health Care Equipment & Services

 $

 77,906

 Banks - 4.6%

 Diversified Banks - 4.0%

 200,000

 9.25

 Access Bank Plc, Floating Rate Note, 6/24/21 (144A)

 $

 165,040

 EURO

 50,000

 AXA Bank Europe SCF, 3.5%, 11/5/20

 66,514

 15,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 14,981

 AUD

 100,000

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Australia, 6.0%, 10/29/15

 79,460

 75,000

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 81,697

 INR

 700,000

 Inter-American Development Bank, 6.0%, 9/5/17

 11,539

 IDR

 1,210,000,000

 Inter-American Development Bank, Ltd., 7.2%, 1/22/18

 94,879

 AUD

 185,000

 International Bank for Reconstruction & Development, 5.75%, 10/21/19

 164,255

 100,000

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 119,851

 NZD

 100,000

 JPMorgan Chase & Co., 4.25%, 11/2/18

 73,263

 100,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 118,424

 100,000

 Merrill Lynch & Co., Inc., 7.75%, 5/14/38

 145,911

 50,000

 4.50

 Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)

 48,750

 $

 1,184,564

 Regional Banks - 0.6%

 65,000

 4.45

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 $

 65,000

 115,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 127,099

 $

 192,099

 Total Banks

 $

 1,376,663

 Diversified Financials - 5.0%

 Diversified Banks - 0.2%

 75,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 74,906

 Other Diversified Financial Services - 1.4%

 25,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 $

 30,258

 INR

 5,100,000

 European Bank for Reconstruction & Development, 6.0%, 3/3/16

 82,584

 INR

 700,000

 European Bank for Reconstruction & Development, 7.65%, 2/18/15

 11,289

 IDR

 1,120,000,000

 European Investment Bank, 7.2%, 7/9/19 (144A)

 86,895

 100,000

 7.12

 General Electric Capital Corp., Floating Rate Note (Perpetual)

 116,375

 45,000

 5.15

 JPMorgan Chase & Co., Floating Rate Note (Perpetual)

 43,425

 50,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 53,484

 $

 424,310

 Specialized Finance - 0.8%

 55,000

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 61,875

 100,000

 BM&FBovespa SA, 5.5%, 7/16/20 (144A)

 106,950

 56,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 61,695

 $

 230,520

 Consumer Finance - 1.6%

 INR

 17,800,000

 International Finance Corp., 6.3%, 11/25/24

 $

 294,176

 INR

 9,500,000

 International Finance Corp., 8.25%, 6/10/21

 176,349

 $

 470,525

 Asset Management & Custody Banks - 0.4%

 100,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 $

 122,285

 Investment Banking & Brokerage - 0.6%

 10,000

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 $

 11,447

 75,000

 Morgan Stanley, 4.1%, 5/22/23

 77,615

 50,000

 Morgan Stanley, 4.875%, 11/1/22

 54,343

 25,000

 Raymond James Financial, Inc., 4.25%, 4/15/16

 26,130

 $

 169,535

 Total Diversified Financials

 $

 1,492,081

 Insurance - 2.5%

 Life & Health Insurance - 0.6%

 45,000

 Protective Life Corp., 7.375%, 10/15/19

 $

 55,085

 100,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 106,250

 $

 161,335

 Multi-line Insurance - 0.3%

 60,000

 AXA SA, 8.6%, 12/15/30

 $

 81,750

 Property & Casualty Insurance - 0.8%

 35,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 42,757

 20,000

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 21,442

 110,000

 6.50

 The Allstate Corp., Floating Rate Note, 5/15/57

 122,100

 50,000

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 59,985

 $

 246,284

 Reinsurance - 0.8%

 31,264

 Altair Re, Variable Rate Notes, 6/30/16 (Cat Bond)

 $

 22,260

 50,000

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 53,253

 40,000

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 44,690

 95,000

 7.51

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 99,156

 25,000

 5.88

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 27,093

 $

 246,452

 Total Insurance

 $

 735,821

 Real Estate - 0.9%

 Diversified REIT - 0.0%+

 20,000

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 20,143

 Office REIT - 0.7%

 40,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 43,788

 20,000

 Corporate Office Properties LP, 3.6%, 5/15/23

 19,830

 50,000

 DuPont Fabros Technology LP, 5.875%, 9/15/21

 51,875

 35,000

 Highwoods Realty LP, 3.625%, 1/15/23

 36,227

 50,000

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 50,212

 $

 201,932

 Health Care REIT - 0.2%

 45,000

 Senior Housing Properties Trust, 6.75%, 4/15/20

 $

 51,725

 Total Real Estate

 $

 273,800

 Software & Services - 0.5%

 Internet Software & Services - 0.3%

 100,000

 Bankrate, Inc., 6.125%, 8/15/18 (144A)

 $

 98,250

 Home Entertainment Software - 0.2%

 50,000

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 54,500

 Total Software & Services

 $

 152,750

 Technology Hardware & Equipment - 0.3%

 Electronic Manufacturing Services - 0.3%

 100,000

 Flextronics International, Ltd., 4.625%, 2/15/20

 $

 103,750

 Total Technology Hardware & Equipment

 $

 103,750

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.1%

 25,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 25,250

 Semiconductors - 0.2%

 55,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $

 55,034

 Total Semiconductors & Semiconductor Equipment

 $

 80,284

 Telecommunication Services - 2.3%

 Integrated Telecommunication Services - 1.2%

 COP

 124,000,000

 Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)

 $

 48,914

 30,000

 Frontier Communications Corp., 8.5%, 4/15/20

 33,750

 50,000

 GCI, Inc., 6.75%, 6/1/21

 49,875

 45,000

 GTP Acquisition Partners I LLC, 4.347%, 6/15/41 (144A)

 45,865

 EURO

 50,000

 Telefonica Emisiones SAU, 5.496%, 4/1/16

 59,827

 25,000

 Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)

 25,790

 38,000

 Verizon Communications, Inc., 5.012%, 8/21/54 (144A)

 41,876

 40,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 54,034

 $

 359,931

 Wireless Telecommunication Services - 1.1%

 30,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 33,237

 200,000

 MTN Mauritius Investments, Ltd., 4.755%, 11/11/24 (144A)

 202,000

 75,000

 T-Mobile USA, Inc., 6.625%, 11/15/20

 77,981

 $

 313,218

 Total Telecommunication Services

 $

 673,149

 Utilities - 2.9%

 Electric Utilities - 1.7%

 100,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 $

 125,139

 200,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 236,950

 70,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 83,263

 50,000

 6.25

 Southern California Edison Co., Floating Rate Note (Perpetual)

 55,688

 10,000

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 11,176

 $

 512,216

 Gas Utilities - 0.4%

 90,176

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 $

 106,408

 Independent Power Producers & Energy Traders - 0.8%

 200,000

 Colbun SA, 4.5%, 7/10/24 (144A)

 $

 204,596

 34,430

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 40,569

 $

 245,165

 Total Utilities

 $

 863,789

 TOTAL CORPORATE BONDS

 (Cost $9,375,569)

 $

 9,755,920

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.5%

 60,000

 Fannie Mae, 3.0%, 2/18/15

 $

 63,089

 58,000

 Fannie Mae, 3.5%, 2/18/15

 61,579

 246,387

 Fannie Mae, 3.5%, 5/1/44

 261,750

 195,336

 Fannie Mae, 3.5%, 9/1/42

 207,495

 32,008

 Fannie Mae, 4.5%, 4/1/41

 34,829

 32,825

 Fannie Mae, 5.0%, 6/1/40

 36,340

 199,548

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/44

 210,600

 248,908

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 266,703

 447,359

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44

 479,342

 86,879

 Federal Home Loan Mortgage Corp., 4.5%, 6/1/41

 94,394

 63,277

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 69,679

 54,283

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 59,764

 39,868

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/37

 45,348

 25,727

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/38

 31,741

 90,345

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/38

 111,360

 53,464

 Government National Mortgage Association I, 4.5%, 1/15/40

 59,466

 50,787

 Government National Mortgage Association I, 4.5%, 7/15/41

 55,663

 54,284

 Government National Mortgage Association I, 4.5%, 9/15/40

 60,184

 71,877

 Government National Mortgage Association II, 4.5%, 9/20/41

 78,249

 60,000

 U.S. Treasury Bonds, 4.5%, 2/15/36

 85,622

 60,000

 U.S. Treasury Bonds, 4.5%, 8/15/39

 86,316

 472,411

 U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24

 478,760

 200,000

 0.07

 U.S. Treasury Note, Floating Rate Note, 1/31/16

 199,972

 200,000

 0.09

 U.S. Treasury Note, Floating Rate Note, 4/30/16

 199,994

 200,000

 0.09

 U.S. Treasury Note, Floating Rate Note, 7/31/16

 199,996

 400,000

 U.S. Treasury Notes, 0.375%, 10/31/16

 399,781

 500,000

 U.S. Treasury Notes, 0.625%, 12/31/16

 501,660

 1,000,000

 U.S. Treasury Notes, 1.5%, 10/31/19

 1,015,312

 700,000

 U.S. Treasury Notes, 2.375%, 8/15/24

 743,532

 200,000

 0.07

 United States Treasury Floating Rate Note, Floating Rate Note, 10/31/16

 199,905

 $

 6,398,425

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $6,178,353)

 $

 6,398,425

 FOREIGN GOVERNMENT BONDS - 28.0%

 EURO

 50,000

 Austria Government Bond, 4.15%, 3/15/37 (144A) (144A)

 $

 93,056

 200,000

 Banque Centrale de Tunisia, 5.75%, 1/30/25 (144A)

 203,000

 200,000

 Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/16/28 (144A)

 197,000

 EURO

 215,000

 Bundesschatzanweisungen, 0.25%, 3/11/16

 243,842

 CAD

 700,000

 Canadian Government Bond, 1.75%, 9/1/19

 579,792

 200,000

 Croatia Government International Bond, 5.5%, 4/4/23 (144A)

 211,250

 200,000

 Ecuador Government International Bond, 7.95%, 6/20/24 (144A)

 177,000

 GHS

 10,000

 Ghana Government Bond, 16.9%, 3/7/16

 2,805

 IDR

 222,000,000

 Indonesia Treasury Bond, 6.125%, 5/15/28

 15,930

 IDR

 200,000,000

 Indonesia Treasury Bond, 7.0%, 5/15/27

 15,591

 IDR

 2,500,000,000

 Indonesia Treasury Bond, 7.375%, 9/15/16

 199,329

 IDR

 1,210,000,000

 Indonesia Treasury Bond, 8.25%, 6/15/32

 103,018

 IDR

 850,000,000

 Inter-American Development Bank, 4.5%, 2/4/16

 65,161

 INR

 3,790,000

 International Finance Corp., 7.75%, 12/3/16

 63,645

 EURO

 35,000

 Ireland Government Bond, 5.0%, 10/18/20

 49,358

 EURO

 100,000

 Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23 (144A) (144A)

 142,358

 200,000

 Ivory Coast Government International Bond, 5.375%, 7/23/24 (144A)

 188,000

 JPY

 20,000,000

 Japan Government Ten Year Bond, 1.0%, 12/20/21

 180,826

 JPY

 20,000,000

 Japan Government Twenty Year Bond, 1.5%, 3/20/19

 180,458

 MYR

 507,000

 Malaysia Government Bond, 3.418%, 8/15/22

 135,433

 MXN

 2,400,000

 Mexican Bonos, 6.5%, 6/9/22

 174,565

 MXN

 300,000

 Mexican Bonos, 7.5%, 6/3/27

 23,718

 MXN

 3,584,484

 Mexican Udibonos, 2.0%, 6/9/22

 237,000

 MXN

 4,756,761

 Mexican Udibonos, 3.5%, 12/14/17

 339,916

 MXN

 3,829,193

 Mexican Udibonos, 5.0%, 6/16/16

 270,256

 NZD

 600,000

 New Zealand Government Bond, 5.5%, 4/15/23

 508,300

 NOK

 1,800,000

 Norway Government Bond, 2.0%, 5/24/23

 248,087

 NOK

 965,000

 Norway Government Bond, 4.25%, 5/19/17

 135,030

 NOK

 2,700,000

 Norway Government Bond, 4.5%, 5/22/19

 404,553

 NOK

 1,675,000

 Norway Government Bond, 5.0%, 5/15/15

 219,096

 PLN

 1,000,000

 Poland Government Bond, 5.25%, 10/25/17

 296,535

 PLN

 1,000,000

 Poland Government Bond, 5.5%, 4/25/15

 272,258

 100,000

 Poland Government International Bond, 4.0%, 1/22/24

 109,000

 NZD

 100,000

 Province of Ontario Canada, 6.25%, 6/16/15

 73,301

 AUD

 100,000

 Queensland Treasury Corp., 5.75%, 7/22/24

 96,750

 RON

 770,000

 Romania Government Bond, 5.85%, 4/26/23

 241,313

 RON

 1,150,000

 Romania Government Bond, 5.95%, 6/11/21

 353,253

 RUB

 4,200,000

 Russian Federal Bond - OFZ, 7.5%, 3/15/18

 50,152

 GBP

 500,000

 United Kingdom Gilt, 1.75%, 7/22/19

 780,728

 GBP

 70,000

 United Kingdom Gilt, 4.25%, 9/7/39

 151,690

 GBP

 75,000

 United Kingdom Gilt, 8.75%, 8/25/17

 136,802

 200,000

 Zambia Government International Bond, 5.375%, 9/20/22 (144A)

 178,000

 $

 8,347,155

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $9,308,547)

 $

 8,347,155

 MUNICIPAL BONDS - 1.9%

 Municipal Airport - 0.1%

 20,000

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 21,620

 Municipal General - 1.0%

 50,000

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 $

 60,562

 70,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 74,845

 20,000

 JobsOhio Beverage System, 4.532%, 1/1/35

 22,623

 25,000

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 29,475

 25,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 37,892

 30,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31

 33,081

 30,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32

 32,926

 $

 291,404

 Higher Municipal Education - 0.5%

 25,000

 Baylor University, 4.313%, 3/1/42

 $

 28,372

 25,000

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 35,802

 20,000

 Permanent University Fund, 5.0%, 7/1/30

 25,125

 50,000

 University of California, 3.38%, 5/15/28

 53,456

 $

 142,755

 Municipal Obligation - 0.3%

 50,000

 State of Texas, 4.0%, 10/1/44

 $

 53,950

 20,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/43

 21,719

 20,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/44

 21,702

 $

 97,371

 TOTAL MUNICIPAL BONDS

 (Cost $486,712)

 $

 553,150

 SENIOR FLOATING RATE LOAN INTEREST - 0.1%**

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 42,977

 3.25

 West Corp., B-10 Term Loan (First Lien), 6/30/18

 $

 42,527

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $43,596)

 $

 42,527

 TOTAL INVESTMENT IN SECURITIES - 96.9%

 (Cost $29,064,240) (a)

 $

 28,849,609

 OTHER ASSETS & LIABILITIES - 3.1%

 $

 918,326

 TOTAL NET ASSETS - 100.0%

 $

 29,767,935

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (Step)

 Step up bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Perpetual)

 Security with no stated maturity date.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 30, 2015, the value of these securities amounted to $6,619,596 or 22.2% of total net assets.

 (a)

 At January 31, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $29,064,240 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

          1,579,193

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

        (1,793,824)

 Net unrealized depreciation

 $

           (214,631)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon.  Income is earned through accretion of discount.

 (d)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Austrialian Dollar

 CAD

 Canadian Dollar

 COP

 Colombian Peso

 EURO

 Euro

 GBP

 British Pound Sterling

 GHS

 Ghanian Cedi

 IDR

 Indonesian Rupiah

 INR

 Indian Rupee

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 MYR

 Malaysian Ringgit

 NZD

 New Zealand Dollar

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 PLN

 New Polish Zloty

 RON

 Romanian New Leu

 RUB

 Russian Ruble

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid (Received)

 Net Unrealized Appreciation (Depreciation)

50,000

 Morgan Stanley Co.

 Diamond Offshore Drilling Co.

1.00
%

A

 12/20/19

$
(1,873
)

$
(4,629
)

353,951

 J.P. Morgan Securities LLC

 Markit CDX North America High Yield Index

5.00
%

B
+

 12/20/19

19,211

$
701

$
17,338

$
(3,928
)

(1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

(2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund’s assets:

 Level 1

  Level 2

 Level 3

 Total

 Convertible Corporate Bonds

  $                  -

           81,885

  $             -

  $         81,885

 Preferred Stocks

   Banks

     Regional Banks

           51,562

             51,562

   Insurance

     Reinsurance

         32,190

             32,190

   All Other Preferred Stocks

            350,695

                 -

                 -

           350,695

 Convertible Preferred Stock

              99,440

                 -

                 -

             99,440

 Asset Backed Securities

                      -

         711,813

                 -

           711,813

 Collateralized Mortgage Obligations

                      -

       2,424,847

                 -

         2,424,847

 Corporate Bonds

   Insurance

     Reinsurance

                      -

                 -

         22,260

             22,260

   All Other Corporate Bonds

                      -

       9,733,660

                 -

         9,733,660

 U.S. Government Agency Obligations

                      -

       6,398,425

                 -

         6,398,425

 Foreign Government Bonds

                      -

       8,347,155

                 -

         8,347,155

 Municipal Bonds

                      -

         553,150

                 -

           553,150

 Senior Floating Rate Loan Interest

                      -

           42,527

                 -

             42,527

 Total

  $        450,135

     28,345,024

  $     54,450

  $   28,849,609

 Other Financial Instruments

 Unrealized depreciation on futures contracts

  $         (37,787)

                 -

  $           -

  $        (37,787)

 Unrealized depreciation on swap contracts

                    -

           (3,927)

               -

             (3,927)

 Unrealized appreciation on forward foreign currency contracts

                    -

         308,092

               -

           308,092

 Total Other Financial Instruments

  $         (37,787)

         304,165

  $           -

  $       266,378

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Preferred Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/14

  $          31,404

  $       53,730

  $     85,134

 Realized gain (loss)1

                      -

                   -

                 -

 Change in unrealized appreciation (depreciation)2

                  786

          (12,734)

       (11,948)

 Purchases

                      -

                   -

                 -

 Sales

                      -

          (18,736)

       (18,736)

 Transfers in to Level 3*

                      -

                   -

                 -

 Transfers out of Level 3*

                      -

                   -

                 -

 Balance as of 1/31/15

  $          32,190

  $       22,260

  $     54,450

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended

 January 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/15

            (11,948)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VII By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 1, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 1, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 1, 2015 * Print the name and title of each signing officer under his or her signature.